Segment reporting (Tables)	12 Months Ended
Dec. 31, 2020
Segment reporting
Schedule of measures of performance and other profit and loss disclosure

a)          Measures of performance

	Distance
	learning	Continuing	On-campus
	undergraduate	education	undergraduate
	courses	courses	courses	Total allocated
2020
Net revenue	423,035	40,589	55,555	519,179
Adjusted EBITDA	156,089	27,045	16,848	199,982
% Adjusted EBITDA margin	36.90%	66.63%	30.33%	38.52%
2019
Net revenue	336,317	47,103	77,647	461,067
Adjusted EBITDA	112,919	33,335	20,871	167,125
% Adjusted EBITDA margin	33.58%	70.77%	26.88%	36.25%
2018
Net revenue	259,591	33,044	90,814	383,449
Adjusted EBITDA	93,427	21,175	28,374	142,976
% Adjusted EBITDA margin	35.99%	64.08%	31.24%	37.29%

The total of the reportable segments’ net revenues represents the Company’s net revenue. A reconciliation of the Company’s loss before taxes to the allocated Adjusted EBITDA is shown below:

	2020	2019	2018
Income before taxes	33,083	(77,052)	(50,215)
(+) Financial result	27,860	41,196	42,571
(+) Depreciation and amortization	51,474	62,445	56,284
(+) Interest on tuition fees paid in arrears	15,715	8,265	8,887
(+) Impairment of non-current assets	—	51,022	33,537
(+) Share-based compensation plan	11,823	26,372	7,450
(+) Other income (expenses), net	(512)	905	1,041
(+) Restructuring expenses	4,780	4,484	2,231
(+) M&A and Offering Expenses	2,391	—	6,000
(+) Other operational expenses unallocated	53,368	49,488	35,190
Adjusted EBITDA allocated to segments	199,982	167,125	142,976

b)          Other profit and loss disclosure

	Distance
	learning	Continuing	On-campus
	undergraduate	education	undergraduate
	courses	courses	courses	Unallocated	Total
2020
Net impairment losses on financial assets	61,257	5,917	9,666	—	76,840
Depreciation and amortization	34,431	1,972	8,919	6,152	51,474
Interest on tuition fees paid in arrears	11,706	585	3,424	—	15,715
2019
Net impairment losses on financial assets	43,701	3,958	10,519	—	58,178
Depreciation and amortization	38,402	4,085	14,259	5,699	62,445
Impairment of non-current assets	—	—	51,022	—	51,022
Interest on tuition fees paid in arrears	7,106	16	1,143	—	8,265
2018
Net impairment losses on financial assets	31,934	3,672	8,972	—	44,578
Depreciation and amortization	31,981	3,927	15,969	4,407	56,284
Impairment of non-current assets	—	—	33,537	—	33,537
Interest on tuition fees paid in arrears	7,641	17	1,229	—	8,887